PROPERTY AND EQUIPMENT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Cost		¥ 62,038			¥ 81,555
Less: Accumulated depreciation		(41,736)			(51,719)
Property and equipment excluding construction in progress		20,302			29,836
Property and equipment, net		20,302		$ 4,286	29,836
Depreciation expense	¥ 10,607	10,643	¥ 14,203
Leasehold improvements
Cost		34,147			42,858
Electronic equipment
Cost		18,730			22,373
Furniture, fixtures and equipment
Cost		8,566			15,426
Vehicles
Cost		¥ 595			¥ 898